Basic and Diluted Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share Abstract
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Quarter ended June 30,		Six Months Ended June 30,
(In thousands, except share and per share data)	2015	2014	2015	2014
Basic and diluted:
Net earnings	$2,150	$1,859	$4,012	$3,680
Weighted average common shares outstanding	3,643,413	3,643,295	3,643,389	3,643,228
Earnings per share	$0.59	$0.51	$1.10	$1.01